S000003468 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	385 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%	2.34%
Bloomberg 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.03%	1.05%	1.93%
Sit Minnesota Tax-Free Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	0.81%	2.11%
Performance Inception Date					Dec. 01, 1993
Sit Minnesota Tax-Free Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	0.79%	2.10%
Performance Inception Date					Dec. 01, 1993
Sit Minnesota Tax-Free Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	1.27%	2.30%
Performance Inception Date					Dec. 01, 1993

[1]	A broad-based securities market index that represents the overall domestic debt markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.